Fair Value Measurement - Assets and liabilities measured at fair value on a recurring basis (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets
Long-term financial instruments	¥ 0	¥ 50,615
Equity securities with readily determinable fair values	294,561	12,966
Recurring
Assets
Short-term investments	1,677,128	18,026,310
Long-term financial instruments		50,615
Equity securities with readily determinable fair values	294,561	12,966
Total assets	1,971,689	18,089,891
Recurring | Level 1
Assets
Equity securities with readily determinable fair values	294,561	12,966
Total assets	294,561	12,966
Recurring | Level 2
Assets
Short-term investments	1,677,128	18,026,310
Long-term financial instruments		50,615
Total assets	¥ 1,677,128	¥ 18,076,925